Deposits	12 Months Ended
Mar. 31, 2019
Deposits

15. Deposits

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2018 and March 31, 2019 were as follows:

	As of March 31,
	2018		2019		2019
	(In millions)
Interest-bearing:
Savings deposits	Rs.	2,237,968.7	Rs.	2,487,001.6	US$	35,960.1
Time deposits		4,455,680.6		5,317,715.9		76,890.1

Total interest-bearing deposits		6,693,649.3		7,804,717.5		112,850.2
Non-interest-bearing deposits		1,190,102.2		1,420,309.4		20,536.6

Total	Rs.	7,883,751.5	Rs.	9,225,026.9	US$	133,386.8

As of March 31, 2018 and March 31, 2019, time deposits of Rs. 3,904,998.5 million and Rs. 4,570,771.1 million, respectively, had a residual maturity of one year or less. The remaining deposits mature between one and ten years.

As of March 31, 2018 and March 31, 2019, time deposits in excess of Rs. 0.1 million aggregated Rs. 4,282,026.0 million and Rs. 5,145,912.9 million, respectively.

As of March 31, 2019, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2019
	(In millions)
Due to mature in the fiscal year ending March 31:
2020	Rs.	4,570,771.1	US$	66,089.8
2021		469,740.1		6,792.1
2022		162,234.4		2,345.8
2023		35,359.5		511.3
2024		58,237.5		842.1
Thereafter		21,373.3		309.0

Total	Rs.	5,317,715.9	US$	76,890.1